COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016
Operating Lease Obligations
Operating Lease Obligations, Less than 1 year	$ 40,400	$ 73,100
Operating Lease Obligations, 1 to 3 years	26,800	26,800
Operating Lease Obligations, 3 to 5 years
Operating Lease Obligations, More than 5 years
Operating Lease Obligations, Total	67,200	99,900
Capital Lease Obligations
Capital Lease Obligations, Less than 1 year	800	1,200
Capital Lease Obligations, 1 to 3 years	4,800	4,200
Capital Lease Obligations, 3 to 5 years	600	500
Capital Lease Obligations, More than 5 years
Capital Lease Obligations, Total	6,200	5,900
Total Lease Obligations
Total, Less than 1 year	41,200	74,300
Total, 1 to 3 years	31,600	31,000
Total, 3 to 5 years	600	500
Total, More than 5 years
Total	$ 73,400	$ 105,800